Significant Accounting Policies - Additional information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥) $ / ¥	Jun. 30, 2023 USD ($) $ / ¥	Jun. 30, 2022 CNY (¥)
Significant Accounting Policies
Exchange rate (US$1.00) | $ / ¥	7.2513	7.2513
Impairment loss | ¥	¥ 0		¥ 0
Impairment charges	¥ 1,515,000	$ 209	¥ 15,614,000